Label	Element	Value
Needham Aggressive Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001002537_SupplementTextBlock
Needham Aggressive Growth Fund

Retail Class NEAGX

Supplement dated February 3, 2017 to the Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”) for The Needham Funds, Inc. (the “Company”), dated May 1, 2016.

PROSPECTUS

Summary Section - Needham Aggressive Growth Fund (the “Aggressive Growth Fund”)

Risk/Return [Heading]	rr_RiskReturnHeading	Needham Aggressive Growth Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table located under the heading “Fees and Expenses of the Aggressive Growth Fund” on page 5 is replaced with the following table:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2017
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The paragraph under the heading “Principal Investment Strategies” on page 6 is replaced with the following:

Under normal conditions, the Aggressive Growth Fund invests at least 65% of its total assets in the equity securities (principally, common stock) of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System. The Aggressive Growth Fund invests principally in markets and industries with strong growth potential, focusing primarily on the market leaders in these areas as these companies often garner a disproportionate share of the positive financial returns. Although the Aggressive Growth Fund may invest in companies of any size, the Aggressive Growth Fund’s investment strategy may result in a focus on smaller companies. The Aggressive Growth Fund may, but is not required to, invest in the securities of companies of any market capitalization and from a variety of industries included in the technology, healthcare, energy and industrials, specialty retailing, media/leisure/cable/entertainment and business and consumer services sectors. Although the Aggressive Growth Fund’s investments have typically been most heavily weighted in the information technology and healthcare sectors, the allocation of the Fund’s assets among the various sectors may change at any time. The Aggressive Growth Fund may engage in short sales.  The Aggressive Growth Fund may make a profit or loss depending upon whether the market price of the security sold short decreases or increases between the date of the short sale and the date on which the Aggressive Growth Fund replaces the borrowed security.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Under the heading “Principal Investment Risks” on page 6, the third and fourth sentences of Stock Investing and Market Risks are now in a separate risk factor titled Growth Investing Risks.

The following risk factor is added under the heading “Principal Investment Risks” on page 6:

Market Capitalization Risks. To the extent the Aggressive Growth Fund emphasizes stocks of small, mid or large cap companies, it will assume the associated risks. At any given time, any of these market capitalizations may be out of favor with investors. Larger companies may be less responsive to changes and opportunities affecting their business than are small and mid cap companies, though small and mid cap companies tend to have less established operating histories, less predictable earnings and revenues (some companies may be experiencing significant losses), and more volatile share prices than those of larger companies.

Needham Aggressive Growth Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividends on Short Positions and Interest Expense	rr_Component2OtherExpensesOverAssets	0.48%
All Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.44%
Total Other Expenses	rr_OtherExpensesOverAssets	0.92%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.44%
Fee Waiver/Expense Reimbursement (or Recoupment)	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (or Recoupment)	rr_NetExpensesOverAssets	2.43%

[1]	Reflects a contractual agreement by Needham Investment Management LLC (the "Adviser") to waive its fee and, if necessary, reimburse the Aggressive Growth Fund through April 30, 2017 to the extent Total Annual Fund Operating Expenses exceed 1.95% of the average daily net assets of Retail Class shares of the Aggressive Growth Fund (the "Expense Cap"). This agreement can only be amended or terminated by agreement of the Company, upon approval of the Company's Board of Directors, and the Adviser and will terminate automatically in the event of termination of the Investment Advisory Agreement between the Adviser and the Company, on behalf of the Aggressive Growth Fund. For a period of up to 36 months from the time of any waiver or reimbursement pursuant to this agreement, the Adviser may recoup from the Aggressive Growth Fund fees waived and expenses reimbursed to the extent that such recovery would not cause the Total Annual Fund Operating Expenses of the Aggressive Growth Fund to exceed the lesser of the Expense Cap in effect (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment. Any such recovery will not include interest. The Expense Cap limitation on Total Annual Fund Operating Expenses excludes taxes, interest, brokerage, dividends on short positions, fees and expenses of "acquired funds," extraordinary items, and shareholder redemption fees but includes the management fee.